Other assets	12 Months Ended
Dec. 31, 2017
Other Assets
Other assets

in € thousand	31.12.2016	31.12.2017

Prepaid expenses	33	504
Government grants and other receivables	90	93
VAT receivables	128	27
Others	13	71
Other assets	264	696

Prepaid expenses in 2017 mainly attributable to €0.3 million deferred insurance cost.